Significant Accounting Policies - Summary of Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Software | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	1 year
Software | Top of Range
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 years
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years